Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total Reported Revenues by Service Line

	Three Months Ended March 31,
	2023	2022
Commercial	$602,279	$499,676
Residential	514,053	440,288
Industrial and construction roll off	318,315	259,488
Total collection	1,434,647	1,199,452
Landfill	343,433	299,765
Transfer	273,521	217,957
Recycling	31,301	63,094
E&P	51,759	43,555
Intermodal and other	38,212	45,693
Intercompany	(272,370)	(223,261)
Total	$1,900,503	$1,646,255

	Years Ended December 31,
	2022	2021	2020
Commercial	$2,176,295	$1,813,426	$1,610,313
Residential	1,891,108	1,673,819	1,528,217
Industrial and construction roll off	1,183,624	954,181	833,148
Total collection	5,251,027	4,441,426	3,971,678
Landfill	1,328,942	1,233,499	1,146,732
Transfer	1,026,050	859,113	777,754
Recycling	204,876	205,076	86,389
E&P	210,562	138,707	159,438
Intermodal and other	188,471	152,194	118,396
Intercompany	(998,069)	(878,654)	(814,397)
Total	$7,211,859	$6,151,361	$5,445,990

Allowance for Credit Loss

	Three Months Ended March 31,
	2023	2022
Beginning balance	$22,939	$18,480
Current period provision for expected credit losses	2,247	3,022
Write-offs charged against the allowance	(5,017)	(3,435)
Recoveries collected	2,068	1,272
Impact of changes in foreign currency	2	22
Ending balance	$22,239	$19,361

The following is a rollforward of the Company’s allowance for credit losses for the periods indicated:

	Years Ended December 31,
	2022	2021
Beginning balance	$18,480	$19,380
Current period provision for expected credit losses	17,353	9,719
Write-offs charged against the allowance	(18,273)	(15,545)
Recoveries collected	5,473	4,918
Impact of changes in foreign currency	(94)	8
Ending balance	$22,939	$18,480

Property Plant and Equipment Estimated Useful Lives	The estimated useful lives are as follows:

Buildings	10 – 20 years
Leasehold and land improvements	3 – 10 years
Machinery and equipment	3 – 12 years
Rolling stock	3 – 10 years
Containers	3 – 12 years

Reconciliation of Final Capping, Closure and Post-Closure Liability Balance

The following is a reconciliation of the Company’s final capping, closure and post-closure liability balance from December 31, 2022 to March 31, 2023:

Final capping, closure and post-closure liability at December 31, 2022	$344,606
Liability adjustments	14,704
Accretion expense associated with landfill obligations	4,474
Closure payments	(5,346)
Assumption of closure liabilities from acquisitions	3,443
Foreign currency translation adjustment	24
Final capping, closure and post-closure liability at March 31, 2023	$361,905

The following is a reconciliation of the Company’s final capping, closure and post-closure liability balance from December 31, 2020 to December 31, 2022:

Final capping, closure and post-closure liability at December 31, 2020	$301,896
Liability adjustments	(1,081)
Accretion expense associated with landfill obligations	14,333
Closure payments	(21,040)
Assumption of closure liabilities from acquisitions	11,380
Disposition of closure liabilities from divested operations	(3,566)
Foreign currency translation adjustment	615
Final capping, closure and post-closure liability at December 31, 2021	302,537
Liability adjustments	39,321
Accretion expense associated with landfill obligations	16,068
Closure payments	(18,834)
Assumption of closure liabilities from acquisitions	8,575
Disposition of closure liabilities from divested operations	(916)
Foreign currency translation adjustment	(2,145)
Final capping, closure and post-closure liability at December 31, 2022	$344,606

Restricted Cash and Restricted Investments

Restricted cash and restricted investments consist of the following:

	December 31, 2022		December 31, 2021
	Restricted	Restricted	Restricted	Restricted
	Cash	Investments	Cash	Investments
Settlement of insurance claims	$88,360	$—	$52,906	$—
Landfill closure and post-closure obligations	6,890	57,469	12,609	56,289
Other financial assurance requirements	7,477	10,630	6,659	2,725
	$102,727	$68,099	$72,174	$59,014

Carrying Values and Fair Values of Debt Instruments

	Carrying Value at		Fair Value (a) at
	March 31,	December 31,	March 31,	December 31,
	2023	2022	2023	2022
4.25% Senior Notes due 2028	$500,000	$500,000	$491,500	$470,850
3.50% Senior Notes due 2029	$500,000	$500,000	$466,350	$457,650
2.60% Senior Notes due 2030	$600,000	$600,000	$525,060	$510,540
2.20% Senior Notes due 2032	$650,000	$650,000	$529,490	$514,540
3.20% Senior Notes due 2032	$500,000	$500,000	$444,800	$429,000
4.20% Senior Notes due 2033	$750,000	$750,000	$718,275	$699,450
3.05% Senior Notes due 2050	$500,000	$500,000	$341,300	$343,300
2.95% Senior Notes due 2052	$850,000	$850,000	$570,435	$561,425

____________________

*Senior Notes are classified as Level 2 within the fair value hierarchy. Fair value inputs include third-party calculations of the market interest rate of notes with similar ratings in similar industries over the remaining note terms.

	Carrying Value at		Fair Value (a) at
	December 31,	December 31,	December 31,	December 31,
	2022	2021	2022	2021
4.25% Senior Notes due 2028	$500,000	$500,000	$470,850	$561,350
3.50% Senior Notes due 2029	$500,000	$500,000	$457,650	$539,500
2.60% Senior Notes due 2030	$600,000	$600,000	$510,540	$610,440
2.20% Senior Notes due 2032	$650,000	$650,000	$514,540	$637,065
3.20% Senior Notes due 2032	$500,000	$—	$429,000	$—
4.20% Senior Notes due 2033	$750,000	$—	$699,450	$—
3.05% Senior Notes due 2050	$500,000	$500,000	$343,300	$496,350
2.95% Senior Notes due 2052	$850,000	$850,000	$561,425	$828,580
(a)	Senior Notes are classified as Level 2 within the fair value hierarchy. Fair value inputs include third-party calculations of the market interest rate of notes with similar ratings in similar industries over the remaining note terms.

Fair Value of Derivative Instrument Designated as Cash Flow Hedges

The fair values of derivative instruments designated as cash flow hedges at March 31, 2023, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets(a)	$14,872	Accrued liabilities	$—
	Other assets, net	9,555
Total derivatives designated as cash flow hedges		$24,427		$—

____________________

(a)Represents the estimated amount of the existing unrealized gains on interest rate swaps at March 31, 2023 (based on the interest rate yield curve at that date), included in AOCIL expected to be reclassified into pre-tax earnings within the next 12 months. The actual amounts reclassified into earnings are dependent on future movements in interest rates.

The fair values of derivative instruments designated as cash flow hedges at December 31, 2022, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$17,906	Accrued liabilities	$—
	Other assets, net	13,901
Total derivatives designated as cash flow hedges		$31,807		$—

The fair values of derivative instruments designated as cash flow hedges as of December 31, 2022, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets(a)	$17,906	Accrued liabilities	$—
	Other assets, net	13,901
Total derivatives designated as cash flow hedges		$31,807		$—
(a)	Represents the estimated amount of the existing unrealized gains on interest rate swaps as of December 31, 2022 (based on the interest rate yield curve at that date), included in AOCIL expected to be reclassified into pre-tax earnings within the next 12 months. The actual amounts reclassified into earnings are dependent on future movements in interest rates.

The fair values of derivative instruments designated as cash flow hedges as of December 31, 2021, were as follows:

Derivatives Designated as Cash	Asset Derivatives		Liability Derivatives
Flow Hedges	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Interest rate swaps	Prepaid expenses and other current assets	$—	Accrued liabilities	$(18,675)
			Other long-term liabilities	(32,406)
Total derivatives designated as cash flow hedges		$—		$(51,081)

Impact of Cash Flow Hedges on Results of Operations, Comprehensive Income (Loss) and Accumulated Other Comprehensive Income (Loss)

The following table summarizes the impact of the Company’s cash flow hedges on the results of operations, comprehensive income (loss) and AOCIL for the three months ended March 31, 2023 and 2022:

Derivatives			Statement of	Amount of (Gain) or Loss Reclassified
Designated as Cash	Amount of Gain or (Loss) Recognized		Net Income	from AOCIL into Earnings,
Flow Hedges	as AOCIL on Derivatives, Net of Tax (a)		Classification	Net of Tax (b)
	Three Months Ended			Three Months Ended
	March 31,			March 31,
	2023	2022		2023	2022
Interest rate swaps	$(2,425)	$32,854	Interest expense	$(2,999)	$3,491

____________________

(a)In accordance with the derivatives and hedging guidance, the changes in fair values of interest rate swaps have been recorded in equity as a component of AOCIL. As the critical terms of the interest rate swaps match the underlying debt being hedged, all unrealized changes in fair value are recorded in AOCIL.
(b)Amounts reclassified from AOCIL into earnings related to realized gains and losses on interest rate swaps are recognized when interest payments or receipts occur related to the swap contracts, which correspond to when interest payments are made on the Company’s hedged debt.

The following table summarizes the impact of the Company’s cash flow hedges on the results of operations, comprehensive income (loss) and AOCIL for the years ended December 31, 2022, 2021 and 2020:

Derivatives				Statement of	Amount of (Gain) or Loss Reclassified
Designated as Cash	Amount of Gain or (Loss) Recognized			Net Income	from AOCIL into Earnings,
Flow Hedges	as AOCIL on Derivatives, Net of Tax (a)			Classification	Net of Tax (b)
	Years Ended December 31,				Years Ended December 31,
	2022	2021	2020		2022	2021	2020
Interest rate swaps	$56,107	$17,116	$(47,528)	Interest expense	$4,815	$14,936	$7,187
(a)

In accordance with the derivatives and hedging guidance, the changes in fair values of interest rate swaps have been recorded in equity as a component of AOCIL. As the critical terms of the interest rate swaps match the underlying debt being hedged, all unrealized changes in fair value are recorded in AOCIL.

(b)

Amounts reclassified from AOCIL into earnings related to realized gains and losses on interest rate swaps are recognized when interest payments or receipts occur related to the swap contracts, which correspond to when interest payments are made on the Company’s hedged debt.

Interest Rate Swap [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Company's Derivative Instruments

At March 31, 2023, the Company’s derivative instruments included four interest rate swap agreements as follows:

		Fixed	Variable
	Notional	Interest	Interest Rate
Date Entered (a)	Amount	Rate Paid (b)	Received	Effective Date	Expiration Date
August 2017	$200,000	2.1230%	1-month Term SOFR	November 2022	October 2025
June 2018	$200,000	2.8480%	1-month Term SOFR	November 2022	October 2025
June 2018	$200,000	2.8284%	1-month Term SOFR	November 2022	October 2025
December 2018	$200,000	2.7715%	1-month Term SOFR	November 2022	July 2027

____________________

(a)In October 2022, the Company amended the reference rate in all of its outstanding interest rate swap contracts to replace One-Month LIBOR with One-Month Term SOFR and certain credit spread adjustments. The Company did not record any gains or losses upon the conversion of the reference rates in these interest rate swap contracts, and the Company believes these amendments will not have a material impact on its Condensed Consolidated Financial Statements.
(b)Plus applicable margin.

At December 31, 2022, the Company’s derivative instruments included five interest rate swap agreements as follows:

		Fixed	Variable
	Notional	Interest	Interest Rate		Expiration
Date Entered (b)	Amount	Rate Paid (a)	Received	Effective Date	Date
August 2017	$200,000	2.1230%	1-month Term SOFR	November 2022	October 2025
August 2017	$150,000	1.7720%	1-month Term SOFR	November 2022	February 2023
June 2018	$200,000	2.8480%	1-month Term SOFR	November 2022	October 2025
June 2018	$200,000	2.8284%	1-month Term SOFR	November 2022	October 2025
December 2018	$200,000	2.7715%	1-month Term SOFR	November 2022	July 2027
(a)	Plus applicable margin.
(b)	In October 2022, the Company amended the reference rate in all of its outstanding interest rate swap contracts to replace One-Month LIBOR with One-Month Term SOFR and certain credit spread adjustments. The Company did not record any gains or losses upon the conversion of the reference rates in these interest rate swap contracts, and the Company believes these amendments will not have a material impact on its Consolidated Financial Statements.